Subsequent Events - Schedule of Dividends Payable (Details) - $ / shares	Jan. 26, 2026	Jan. 31, 2020	Nov. 30, 2019	Jun. 30, 2019	Mar. 31, 2019
8.50% Series A Cumulative Redeemable Perpetual Preference Shares
Subsequent Event [Line Items]
Dividend Rate					8.50%
8.50% Series A Cumulative Redeemable Perpetual Preference Shares | Subsequent Event
Subsequent Event [Line Items]
Dividend Rate	8.50%
Dividend approved and declared (in dollars per share)	$ 0.5312500
8.00% Series B Cumulative Redeemable Perpetual Preference Shares
Subsequent Event [Line Items]
Dividend Rate				8.00%
8.00% Series B Cumulative Redeemable Perpetual Preference Shares | Subsequent Event
Subsequent Event [Line Items]
Dividend Rate	8.00%
Dividend approved and declared (in dollars per share)	$ 0.5000000
7.375% Series C Cumulative Redeemable Perpetual Preference Shares
Subsequent Event [Line Items]
Dividend Rate			7.375%
7.375% Series C Cumulative Redeemable Perpetual Preference Shares | Subsequent Event
Subsequent Event [Line Items]
Dividend Rate	7.375%
Dividend approved and declared (in dollars per share)	$ 0.4609375
6.875% Series D Cumulative Redeemable Perpetual Preference Shares
Subsequent Event [Line Items]
Dividend Rate		6.875%
6.875% Series D Cumulative Redeemable Perpetual Preference Shares | Subsequent Event
Subsequent Event [Line Items]
Dividend Rate	6.875%
Dividend approved and declared (in dollars per share)	$ 0.4296875
5.75% Series E Cumulative Redeemable Perpetual Preference Shares
Subsequent Event [Line Items]
Dividend Rate		5.75%
5.75% Series E Cumulative Redeemable Perpetual Preference Shares | Subsequent Event
Subsequent Event [Line Items]
Dividend Rate	5.75%
Dividend approved and declared (in dollars per share)	$ 0.3593750
7.625% Series F Cumulative Redeemable Perpetual Preference Shares
Subsequent Event [Line Items]
Dividend Rate		7.625%
7.625% Series F Cumulative Redeemable Perpetual Preference Shares | Subsequent Event
Subsequent Event [Line Items]
Dividend Rate	7.625%
Dividend approved and declared (in dollars per share)	$ 0.4765625
7.500% Series G Cumulative Redeemable Perpetual Preference Shares | Subsequent Event
Subsequent Event [Line Items]
Dividend Rate	7.50%
Dividend approved and declared (in dollars per share)	$ 0.3281000